Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
NOTE 5. PROPERTY & EQUIPMENT
At September 30, 2021 and December 31, 2020, Property and Equipment consisted of the following:

	September 30, 2021	December 31, 2020

	(dollars in thousands)
Land	$7,468	$5,878
Buildings and improvements	288,133	156,372
Construction in progress	162,528	129,588
Furniture and equipment	93,485	51,714
Vehicles	349	351

Total	551,963	343,903
Less: accumulated depreciation	(50,854)	(29,858)

Total property and equipment, net	$501,109	$314,045

Capitalized interest for the three and nine months ended September 30, 2021 totaled $2.2 million and $4.4 million, respectively. Capitalized interest for the three and nine months ended September 30, 2020 totaled $1.3 million and $2.1 million, respectively.
Depreciation expense for the three and nine months ended September 30, 2021 totaled $8.1 million and $21.0 million, respectively. Depreciation expense for the three and nine months ended September 30, 2020 totaled $3.9 million and $10.7 million respectively.
Certain prior period amounts have been reclassified to conform to the current period presentation. Internal use software with a net book value of $3.7 million was reclassified from “Property and equipment, net” to “Intangible assets, net” in the consolidated balance sheet as of December 31, 2020. Property and equipment with a net book value of $50.0 million was reclassified from construction in progress to land, buildings and improvements, and furniture and equipment as
of December 31
, 2020
.

5.	PROPERTY AND EQUIPMENT
At December 31, 2020 and 2019, Property and Equipment consisted of the following:

	2020	2019

	(dollars in thousands)
Land	$5,022	$4,479
Buildings & Improvements	112,692	89,542
Construction in Progress	182,962	24,732
Furniture & Equipment	46,532	38,659
Vehicles	351	288

Total	347,559	157,701
Less: accumulated depreciation	(29,858)	(12,953)

Total property and equipment, net	$317,701	$144,748

For the years ended December 31, 2020, 2019 and 2018, the Company capitalized interest of $4.8 million, $0.5 million and $1.0 million, respectively.
For the years ended December 31, 2020, 2019 and 2018, there was depreciation expense of $16.9 million, $9.3 million and $3.0 million, respectively.
J.T. Burnette, the spouse of Kim Rivers, the Chief Executive Officer and Chair of the board of directors of the Company, is a minority owner of a company (the “Supplier”) that provides construction and related services to the Company. The Supplier is responsible for the construction of the Company’s cultivation and processing facilities, and provides labor, materials and equipment on a cost-plus basis. For the years ended December 31, 2020, 2019 and 2018, property and equipment purchases from the Supplier totaled $96.7 million, $46.4 million and $12.1 million, respectively. As of December 31, 2020 and 2019, $10.4 million and $6.5 million was included in accounts payable. The use of the Supplier was reviewed and approved by the independent members of the Company’s board of directors, and all invoices of the Supplier are reviewed by the office of the Company’s general counsel.